Intangible assets	12 Months Ended
Dec. 31, 2022
Intangible assets
Intangible assets

C4     Intangible assets

C4.1  Goodwill

Business combination

Business acquisitions are accounted for by applying the purchase method of accounting, which adjusts the net assets of the acquired company to fair value at the date of purchase. The excess of the acquisition consideration over the fair value of the assets and liabilities of the acquired business is recorded as goodwill. The Group chooses the full goodwill method or the partial goodwill method to calculate goodwill on an acquisition by acquisition basis. Expenses related to acquiring new subsidiaries are charged to the income statement in the period in which they are incurred and not included in goodwill. Income and expenses of acquired businesses are included in the income statement from the date of acquisition.

Where the Group writes a put option, which if exercised triggers the purchase of non-controlling interests as part of its business acquisition, the put option is recognised as a financial liability at the acquisition date. Where risks and rewards remain with the non-controlling interests, a corresponding amount is deducted from equity. Any subsequent changes to the carrying amount of the put option liability are also recognised within equity.

Goodwill

Goodwill is capitalised and carried on the Group consolidated statement of financial position as an intangible asset at initial value less any accumulated impairment losses. Goodwill impairment testing is conducted annually and when there is an indication of impairment.

Goodwill shown on the consolidated statement of financial position at 31 December 2022 represents amounts allocated to business units in respect of both acquired asset management and life businesses. There has been no impairment as at 31 December 2022 and 2021.

	2022 $m	2021 $m
Carrying value at 1 Jan	907	961
Exchange differences	(17)	(54)
Carrying value at 31 Dec	890	907

Impairment testing

Goodwill does not generate cash flows independently of other groups of assets and thus is assigned to cash-generating units for the purposes of impairment testing. These cash-generating units (CGUs) are based upon how management monitors the business and represent the lowest level to which goodwill can be allocated on a reasonable basis. Of the carrying value at 31 December 2022, $445 million (31 December 2021: $465 million) relates to asset management business in Thailand and $234 million (31 December 2021: $233 million) relates to the acquisition of UOB Life in Singapore. Other goodwill amounts are allocated across CGUs, which are not individually material.

Goodwill is tested for impairment by comparing the CGU’s carrying amount, including any goodwill, with its recoverable amount. The Group’s methodology of assessing whether goodwill may be impaired for acquired life and asset management operations is discussed below.

For acquired life businesses, the Group routinely compares the aggregate of net asset value and acquired goodwill on an IFRS basis of the acquired life business with the value of the current in-force business as determined using the EEV methodology. Any excess of IFRS value over EEV carrying value is then compared with EEV basis value of current and projected future new business to determine whether there is any indication that the goodwill in the IFRS statement of financial position may be impaired. The methodology and assumptions underpinning the Group’s EEV basis of reporting are included in the EEV basis supplementary information in this Annual Report.

The goodwill in respect of asset management businesses comprises mainly the goodwill arising from the acquisition of Thanachart Fund Management Co., Ltd in 2019 and TMB Asset Management Co., Ltd in Thailand in 2018. The goodwill impairment testing for these businesses is prepared as a single CGU reflecting that these businesses are managed together. The recoverable amount of these businesses has been determined by calculating the value in use of combined business calculated using a discounted cash flow valuation.

For the combined Thailand asset management business, the valuation is based on a number of key assumptions as follows:

–	Cash flow projections based on the latest five-year business plan/forecast;
–	A constant growth rate of 3.5 per cent (2021: 2.3 per cent) on forecast cash flows beyond the terminal year of the cash flow projection period;
–	The risk discount rate applied in accordance with the nature of the businesses. The pre-tax discount rate applied is 9.0 per cent (2021: 9.0 per cent); and
–	The continuation of asset management contracts on similar terms.

The key assumptions used in the impairment testing, including the cash flow projections, are subject to fluctuations in the external market and economic conditions. The recent adverse conditions had contributed to reduced cash flow projections leading to a fall in the headroom in comparison to the prior year. While management believes that any reasonable change in each of the key assumptions would not cause the recoverable amount of the asset management businesses acquired to fall below its carrying amount, a more significant adverse change in the key assumptions applied concurrently could lead to impairment charges.

C4.2  Deferred acquisition costs and other intangible assets

Intangible assets acquired on the purchase of a subsidiary or portfolio of contracts are measured at fair value on acquisition. DAC are accounted for as described in note A3.1(c). Other intangible assets, such as distribution rights and software, are valued initially at the price paid to acquire or cost to develop them and are subsequently carried at cost less amortisation and any accumulated impairment losses. For intangibles other than DAC, amortisation follows the pattern in which the future economic benefits are expected to be consumed. If the pattern cannot be determined reliably, a straight-line method is applied. For software, the amortisation generally represents the licence period of the software acquired. Amortisation of intangible assets is charged to the ‘acquisition costs and other expenditure’ line in the Consolidated income statement. Impairment testing is conducted when there is an indication of impairment.

	31 Dec 2022 $m	31 Dec 2021 $m
Shareholder-backed business:
DAC related to insurance contracts as classified under IFRS 4	3,215	2,776
DAC related to investment management contracts, including life assurance contracts classified as financial instruments and investment management contracts under IFRS 4	39	39
DAC related to insurance and investment contracts	3,254	2,815
Distribution rights	3,630	3,782
Present value of acquired in-force policies for insurance contracts as classified under IFRS 4	17	28
Other intangibles	209	184
Present value of acquired in-force and other intangibles	3,856	3,994
Total of DAC and other intangible assets attributable to shareholders	7,110	6,809
Other intangible assets, including computer software, attributable to with-profits funds	45	49
Total of deferred acquisition costs and other intangible assets	7,155	6,858

(a)	Movement in DAC and other intangible assets attributable to shareholders

	2022 $m				2021 $m
			PVIF and
		Distribution	other
	DAC	rights	intangibles	Total	Total
		note (i)	notes (ii)(iii)
Balance at 1 Jan	2,815	3,782	212	6,809	20,275
Removal of discontinued US operations	—	—	—	—	(13,881)
Additions	1,002	206	76	1,284	1,185
Amortisation to the income statement	(475)	(301)	(50)	(826)	(651)
Disposals and transfers	—	—	(5)	(5)	(7)
Exchange differences and other movements	(88)	(57)	(7)	(152)	(112)
Balance at 31 Dec	3,254	3,630	226	7,110	6,809

Notes

(i)

Distribution rights relate to amounts that have been paid or have become unconditionally due for payment as a result of past events in respect of the bancassurance partnership arrangements for the bank distribution of Prudential’s insurance products for a fixed period of time. The distribution rights amounts are amortised on a basis to reflect the pattern in which the future economic benefits are expected to be consumed by reference to new business production levels.

(ii)	All of the net PVIF balances relate to insurance contracts. The PVIF attaching to investment contracts have been fully amortised.
(iii)

Other intangibles comprise other intangible assets such as software rights. Software rights include additions of $58 million, amortisation of $(24) million, disposals of $(3) million, foreign exchange of $(7) million and closing balance at 31 December 2022 of $138 million (31 December 2021: $114 million).

(b)Movement in DAC related to insurance and investment contracts

	2022 $m		2021 $m
	Insurance	Investment	Insurance	Investment
	contracts	contracts	contracts	contracts
		note		note
Balance at 1 Jan	2,776	39	16,182	34
Removal of discontinued US operations	—	—	(13,863)	—
Additions	993	9	841	7
Amortisation	(470)	(5)	(339)	(4)
Exchange differences and other movements	(84)	(4)	(45)	2
Balance at 31 Dec	3,215	39	2,776	39

Note

The carrying amount of the DAC balance relating to investment contracts comprises the following gross and accumulated amortisation amounts:

	31 Dec 2022 $m	31 Dec 2021 $m
Gross amount	59	55
Accumulated amortisation	(20)	(16)
Carrying amount	39	39

(c)Movement in PVIF and other intangibles attributable to shareholders

	2022 $m				2021 $m
			Other				Other
			intangibles				intangibles
		Distribution	(including			Distribution	(including
	PVIF	rights	software)	Total	PVIF	rights	software)	Total
Balance at 1 Jan
Cost	140	5,037	313	5,490	177	4,845	424	5,446
Accumulated amortisation	(112)	(1,255)	(129)	(1,496)	(143)	(994)	(250)	(1,387)
	28	3,782	184	3,994	34	3,851	174	4,059
Removal of discontinued US operations	—	—	—	—	—	—	(18)	(18)
Additions	—	206	76	282	—	260	77	337
Amortisation charge	(10)	(301)	(40)	(351)	(5)	(268)	(35)	(308)
Disposals and transfers	—	—	(5)	(5)	—	—	(7)	(7)
Exchange differences and other movements	(1)	(57)	(6)	(64)	(1)	(61)	(7)	(69)
Balance at 31 Dec	17	3,630	209	3,856	28	3,782	184	3,994
Comprising:
Cost	134	5,176	373	5,683	140	5,037	313	5,490
Accumulated amortisation	(117)	(1,546)	(164)	(1,827)	(112)	(1,255)	(129)	(1,496)
	17	3,630	209	3,856	28	3,782	184	3,994